                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED AUGUST 24, 2005 TO THE
         PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)

     This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

     The Prospectus is revised as follows:

FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

     Effective August 1, 2005, HIFSCO has voluntarily agreed to waive all operating expenses for this fund other than 12b-1 fees until October 31, 2005. Accordingly, in the Prospectus on page 23 for The Hartford Floating Rate Fund, footnote 2 to the "Shareholder Fees and Annual Operating Expenses" table is deleted and replaced with the following:

     (2) Currently HIFSCO has voluntarily agreed to waive management fees until April 29, 2006. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the fund are 0.60%, 1.35% and 1.35%, respectively. In addition, effective August 1, 2005, HIFSCO has further voluntarily agreed to waive all operating expenses other than 12b-1 fees until October 31, 2005. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the fund are 0.25%, 1.00% and 1.00%, respectively.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                           THE HARTFORD MUTUAL FUNDS
                      CLASS A, CLASS B AND CLASS C SHARES

                    SUPPLEMENT DATED AUGUST 24, 2005 TO THE
         PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

     This supplement amends the Prospectus of The Hartford Fixed Income Funds dated March 1, 2005 (as supplemented June 15, 2005).

     The Prospectus is revised as follows:

FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

     Effective August 1, 2005, HIFSCO has voluntarily agreed to waive all operating expenses for this fund other than 12b-1 fees until October 31, 2005. Accordingly, in the Prospectus on page 5 for The Hartford Floating Rate Fund, footnote 2 to the "Shareholder Fees and Annual Operating Expenses" table is deleted and replaced with the following:

     (2) Currently HIFSCO has voluntarily agreed to waive management fees until April 29, 2006. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the fund are 0.60%, 1.35% and 1.35%, respectively. In addition, effective August 1, 2005, HIFSCO has further voluntarily agreed to waive all operating expenses other than 12b-1 fees until October 31, 2005. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class A, Class B and Class C shares of the fund are 0.25%, 1.00% and 1.00%, respectively.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                           THE HARTFORD MUTUAL FUNDS
                                 CLASS Y SHARES

                    SUPPLEMENT DATED AUGUST 24, 2005 TO THE
         PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)

     This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

     The Prospectus is revised as follows:

FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

     Effective August 1, 2005, HIFSCO has voluntarily agreed to waive all operating expenses for this fund other than 12b-1 fees until October 31, 2005. Accordingly, in the Prospectus on page 23 for The Hartford Floating Rate Fund, footnote 1 to the "Shareholder Fees and Annual Operating Expenses" table is deleted and replaced with the following:

     (1) Currently HIFSCO has voluntarily agreed to waive management fees until April 29, 2006. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class Y shares of the fund is 0.15%. In addition, effective August 1, 2005, HIFSCO has further voluntarily agreed to waive operating expenses until October 31, 2005. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class Y shares of the fund is 0.00%.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                           THE HARTFORD MUTUAL FUNDS

                    SUPPLEMENT DATED AUGUST 24, 2005 TO THE
        COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2005
                   (AS SUPPLEMENTED JUNE 1, 2005), THE "SAI"

     This supplement amends the SAI of The Hartford Mutual Funds dated March 1, 2005 (as supplemented June 1, 2005).

     The SAI is revised as follows:

FEE WAIVER FOR THE HARTFORD FLOATING RATE FUND

     Effective August 1, 2005, HIFSCO has voluntarily agreed to waive all operating expenses for the Hartford Floating Rate Fund other than 12b-1 fees until October 31, 2005. Accordingly, in the SAI on page 90, the footnote for The Hartford Floating Rate Fund is deleted and replaced with the following:

     *** HIFSCO has voluntarily agreed to waive management fees until April 29, 2006. In addition, effective August 1, 2005, HIFSCO has voluntarily agreed to waive all operating expenses other than 12b-1 fees until October 31, 2005.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.